Fair Value Measurements - Financial Instruments at Fair Value Based on Valuation Approach Applied to Each Class of Security (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	$ 1,191
Adjusted Cost	46,527
Unrealized Gains	1,011
Unrealized Losses	0
Fair Value	47,538
Cash and Cash Equivalents	43,520
Long-Term Investments and Other Assets, net	4,018
Level 1:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted Cost	45,336
Unrealized Gains	1,011
Unrealized Losses	0
Fair Value	46,347
Cash and Cash Equivalents	42,329
Long-Term Investments and Other Assets, net	4,018
Money market funds | Level 1:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted Cost	42,329
Unrealized Gains	0
Unrealized Losses	0
Fair Value	42,329
Cash and Cash Equivalents	42,329
Long-Term Investments and Other Assets, net	0
Corporate securities | Level 1:
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted Cost	3,007
Unrealized Gains	1,011
Unrealized Losses	0
Fair Value	4,018
Cash and Cash Equivalents	0
Long-Term Investments and Other Assets, net	$ 4,018